Property, plant and equipment (Details 2)	12 Months Ended
Dec. 31, 2017
Buildings [Member] | Bottom Of Range [Member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Useful lives or depreciation rates, property, plant and equipment	2%
Buildings [Member] | Top Of Range [Member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Useful lives or depreciation rates, property, plant and equipment	10%
Mineral exploration wells and plants [Member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Useful lives or depreciation rates, property, plant and equipment	UOP
Refining and chemical plants [Member] | Bottom Of Range [Member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Useful lives or depreciation rates, property, plant and equipment	2%
Refining and chemical plants [Member] | Top Of Range [Member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Useful lives or depreciation rates, property, plant and equipment	17%
Gas pipelines and compression stations [Member] | Bottom Of Range [Member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Useful lives or depreciation rates, property, plant and equipment	2%
Gas pipelines and compression stations [Member] | Top Of Range [Member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Useful lives or depreciation rates, property, plant and equipment	12%
Power plants [Member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Useful lives or depreciation rates, property, plant and equipment	5%
Other Plant And Machinery [Member] | Bottom Of Range [Member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Useful lives or depreciation rates, property, plant and equipment	6%
Other Plant And Machinery [Member] | Top Of Range [Member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Useful lives or depreciation rates, property, plant and equipment	12%
Industrial and commercial equipment [Member] | Bottom Of Range [Member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Useful lives or depreciation rates, property, plant and equipment	5%
Industrial and commercial equipment [Member] | Top Of Range [Member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Useful lives or depreciation rates, property, plant and equipment	25%
Other Property Plant And Equipment [Member] | Bottom Of Range [Member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Useful lives or depreciation rates, property, plant and equipment	10%
Other Property Plant And Equipment [Member] | Top Of Range [Member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Useful lives or depreciation rates, property, plant and equipment	20%